Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Intangibles
Estimated aggregate amortization of intangible assets and liabilities for each of the five succeeding fiscal years and thereafter

	Intangible Assets	Intangible Liabilities
2012	$52,327	$17,841
2013	50,087	17,387
2014	47,386	16,925
2015	44,560	16,391
2016	41,571	15,931
Thereafter	137,832	39,667

	$373,763	$124,142